ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
ACCRUED EXPENSES
NOTE 6 - ACCRUED EXPENSES

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consisted of the following at:

	October 31, 2021	April 30, 2021

Accrued payroll	$30,090	$30,090
Accrued consulting	9,000	60,000
Accrued interest and penalties	683,597	623,085
Other	94,174	94,174

	$816,861	$807,349

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consisted of the following at April 30:

	2021	2020

Accrued payroll	$30,090	$30,090
Accrued consulting	60,000	24,000
Accrued interest and penalties	623,085	402,816
Other	94,174	94,174

	$807,349	$551,080